Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Preproduction revenue	$ 69.7	$ 26.1
Preproduction costs	14.9	5.4
Cash On Hand And Bank [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged	72.9	47.7
Current Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventory pledged as security	290.0	197.9
Non-current Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventory pledged as security	$ 60.7	$ 37.6